Consolidated Statement of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 3,418,243	$ 476,490	¥ 3,553,601
Investment property	4,173	582	4,103
Intangible assets	1,922,854	268,039	1,951,133
Investment in associates	258	36	248
Investment in joint ventures	338,579	47,197	237,229
Deferred tax assets	410,728	57,254	426,377
Right-of-use assets	302,013	42,099	298,445
Capitalized contract cost	130,015	18,124	122,627
Non-current assets	6,526,863	909,821	6,593,763
Current assets
Inventories	4,654,448	648,812	4,649,027
Trade and other receivables	9,416,461	1,312,618	8,458,624
Development properties	16,729	2,332	16,733
Cash and short-term bank deposits	6,433,593	896,818	6,039,471
Current assets	20,521,231	2,860,580	19,163,855
Total assets	27,048,094	3,770,401	25,757,618
Equity
Issued capital	2,081,138	290,103	2,081,138
Treasury shares	(285,561)	(39,806)	0
Statutory reserves	443,949	61,885	381,724
Capital reserves	(18,236)	(2,542)	(18,236)
Retained earnings	6,979,738	972,949	6,820,555
Other components of equity	(36,403)	(5,075)	(38,653)
Equity attributable to equity holders of the Company	9,164,625	1,277,514	9,226,528
Non-controlling interests	3,134,940	436,999	2,949,097
Total equity	12,299,565	1,714,513	12,175,625
Non-current liabilities
Loans and borrowings	638,000	88,935	690,000
Lease liabilities	30,258	4,218	16,009
Contract liabilities	48,091	6,704	52,214
Deferred tax liabilities	65,056	9,068	65,089
Deferred grants	494,847	68,980	451,894
Other financial liability	70,004	9,758	67,050
Other payables	171,768	23,944	181,155
Non-current liabilities	1,518,024	211,607	1,523,411
Current liabilities
Trade and other payables	10,293,751	1,434,909	9,227,324
Loans and borrowings	1,871,800	260,922	1,850,294
Lease liabilities	32,973	4,596	33,272
Contract liabilities	582,592	81,211	639,213
Provision for taxation	60,824	8,479	52,399
Provisions	388,565	54,164	256,080
Current liabilities	13,230,505	1,844,281	12,058,582
Total liabilities	14,748,529	2,055,888	13,581,993
Total equity and liabilities	¥ 27,048,094	$ 3,770,401	¥ 25,757,618